Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Equity Method Investments	Below are our most significant equity method investments, other than the investments in renewable energy.

Equity method investments at Dec. 31, 2022
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon Global Securities Services Company (“CIBC Mellon”)	50%	$545
Siguler Guff	20%	$242
Innocap Investment Management Inc.	18.75%	$16